Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
First Trust Multi-Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

First Trust Multi-Strategy Fund

Class A Shares – FTMAX

Class C Shares – FTMCX

Class I Shares – FTMIX

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated September 28, 2023, to the

Prospectus dated May 1, 2023, as amended July 28, 2023.

Effective immediately, the sixth paragraph under the “Principal Investment Strategies – Summary Section” section of the Prospectus is deleted in its entirety and replaced with the following:

Debt Securities. Palmer Square Capital Management, LLC (“Palmer Square”), one of the Fund’s current sub-advisors, under normal market circumstances, invests primarily in debt securities or income-producing securities. Palmer Square will invest in securities of any maturity and credit quality, including securities rated below investment grade and unrated securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by Moody’s, S&P, Fitch, or another Nationally Recognized Statistical Rating Organization (“NRSRO”), determined by Palmer Square to be of comparable credit quality. Securities rated below investment grade, such as high yield securities, generally have higher yields and higher risks than investment grade securities. High yield securities, commonly referred to as “junk bonds”, are rated below investment grade by at least one of Moody’s, S&P or Fitch (or if unrated, determined by Palmer Square to be of comparable credit quality high yield securities). The Fund may invest in collateralized debt obligations, including collateralized loan obligations (“CLOs”), and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior tranche has the best credit quality and the lowest yield compared to the other tranches. The equity tranche has the highest potential yield but also has the greatest risk. The Fund may invest in any tranche of a CLO. In pursuing the Fund’s investment objectives, Palmer Square uses a blend of top-down analysis, which includes macro analysis, cross-asset relative value analysis, and sector monitoring, and bottom-up analysis, which involves individual issuer and management analysis and security/transaction evaluation that seeks to identify debt securities that Palmer Square believes can provide highly competitive rate yields and total return over the long term with relatively mitigated credit risk.

The fifth bullet of the seventh paragraph under the “Principal Investment Strategies – Summary Section” section of the Prospectus and the fifth bullet of the first paragraph under the “Principal Investment Strategies – More About the Fund’s Investment Objectives, Principal Investment Strategies and Risks” section of the Prospectus are deleted in their entirety and replaced with the following:

•	Invest up to 60% of its net assets in CLOs. Such CLOs may hold loans of any credit quality, including loans rated below investment grade;

The “Collateralized loan obligations (“CLO”) risk” disclosure under the heading “Principal Risks of Investing – Summary Section” of the Prospectus is deleted in its entirety and replaced with the following:

Collateralized loan obligations (“CLO”) risk. The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. While CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk), the Fund is also subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt is payable solely from the proceeds of the CLO’s underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager’s opportunities to invest may be limited. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The redemption periods and terms will depend upon the CLO. Optional redemptions, if decided upon, may be directed by a majority of the holders of the subordinated notes. A redemption may also occur at the written direction of the CLO manager to the issuer and the trustee of the CLO. For example, certain tranches of CLO debt may be redeemed if the CLO manager is unable to identify assets suitable for investment during the period when it has the ability to reinvest the principal proceeds from the sale of assets, scheduled redemptions and prepayments in additional assets. Additionally, holders of subordinated CLO debt may cause the redemption of senior CLO debt.

The twelfth bullet of the seventh paragraph under the “Principal Investment Strategies – More About the Fund’s Investment Objectives, Principal Investment Strategies and Risks” section of the Prospectus is deleted in its entirety and replaced with the following:

•	Debt Securities. Palmer Square, one of the Fund’s current sub-advisors, under normal market circumstances, invests primarily in debt securities or income-producing securities. Palmer Square will invest in securities of any maturity and credit quality, including securities rated below investment grade and unrated securities. The Fund may invest in collateralized debt obligations, including CLOs, and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior tranche has the best credit quality and the lowest yield compared to the other tranches. The equity tranche has the highest potential yield but also has the greatest risk. The Fund may invest in any tranche of a CLO. When making investment decisions for the Fund, Palmer Square employs a blend of top-down and bottom-up analysis. The top-down approach has three components: (1) macro analysis whereby Palmer Square’s investment team undertakes frequent discussions regarding macro items, including the economic outlook, financial and credit markets, new and secondary issues, regulatory changes, the mergers and acquisitions environment, and valuation levels; (2) cross-asset relative value analysis, which consists of analyzing the credit spectrum for strong relative value opportunities (e.g., analysis of valuation metrics across loans, bonds, convertibles, CLOs and mortgage credits to identify and monitor optimal risk/reward opportunities); and (3) active monitoring by the investment team of the major sectors within the credit universe. With regard to the bottom-up approach, Palmer Square’s investment team undertakes frequent discussions regarding key analyses, including items such as determining an issuer’s ability to service debt, measuring past performance and understanding the approach of the manager’s team and their ability to meet goals, deal structure model analysis, document analysis, and other financial modeling and scenario testing. Finally, the bottom-up approach includes trade refinement. For example, within the credit spectrum, the investment team also seeks to evaluate many trade specifics with respect to an issuer including, without limitation, liquidity, position size, upside/downside capture, and relative versus absolute value.

The “Collateralized loan obligations risk” disclosure under the heading “Principal Risks of Investing” of the Prospectus is deleted in its entirety and replaced with the following:

•	Collateralized loan obligations risk. The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. While CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk), additional risks of CLOs include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that the Fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes. In addition, the Fund is subject to the following risks as a result of its investments in CLOs:

Asset Manager Risk. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control.

Legal and Regulatory Risk. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Fund and the ability of the Fund to execute one of its investment strategies.

Limited Recourse Risk. CLO debt securities are limited recourse obligations of their issuers. CLO debt is payable solely from the proceeds of its underlying assets. Consequently, CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. No party or entity other than the issuer will be obligated to make payments on CLO debt. CLO debt is not guaranteed by the issuer or any other party or entity involved in the organization and management of a CLO. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment.

Redemption Risk. CLO debt securities may be subject to redemption. For example, certain tranches of CLO debt may be redeemed if the CLO manager is unable to identify assets suitable for investment during the period when it has the ability to reinvest the principal proceeds from the sale of assets, scheduled redemptions and prepayments in additional assets (the “Reinvestment Period”). Additionally, holders of subordinated CLO debt may cause the redemption of senior CLO debt. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt.

Reinvestment Risk. The CLO manager may not find suitable assets in which to invest during the Reinvestment Period or to replace assets that the manager has determined are no longer suitable for investment (for example, if a security has been downgraded by a rating agency). Additionally, the reinvestment period is a pre-determined finite period of time; however, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the Reinvestment Period could adversely affect a CLO investment.

Liquidity Risk. The CLO debt securities in which the Fund invests are restricted securities (securities with limited transferability under the securities laws). CLOs are not registered under the Securities Act of 1933, as amended, and are subject to restrictions on resale. They are eligible for sale only to certain qualified institutional buyers and are not sold on a trading market or exchange. Because such securities are available to few buyers, they may be both difficult to sell and to value. Because of the limited market, the Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

Please retain this Supplement with your records.